Note 9 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average Amortization Period (in years)
Customer relationships	$110,000	$(36,667)	$73,333	5
Noncompete agreements	278,000	(92,667)	185,333	5
Contract backlog	409,189	(409,189)	-	1.5
Total	$797,189	$(538,523)	$258,666	3.2
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average Amortization Period (in years)
Customer relationships	$110,000	$(14,667)	$95,333	5
Noncompete agreements	278,000	(37,067)	240,933	5
Contract backlog	409,189	(181,862)	227,327	1.5
Total	$797,189	$(233,596)	$563,593	3.2

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
For the period ended December 31,

2014	77,600
2015	77,600
2016	77,600
2017	25,866